As filed with the Securities and Exchange Commission on July 16, 1997

                           Securities Act File No. 33-
                      Investment Company Act File No. 811-


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|

                         NEW PROVIDENCE INVESTMENT TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (919) 972-9922

                               AGENT FOR SERVICE:

                         C. Frank Watson III, Secretary
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069


                                 With copies to:
                            M. Guy Brooks, III, Esq.
                            Poyner & Spruill, L.L.P.
                              3600 Glenwood Avenue
                          Raleigh, North Carolina 27612

                  Approximate Date of Proposed Public Offering:
    As soon as possible after the effectiveness of the Registration Statement



The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

                                     PART A



                       New Providence Capital Growth Fund Cusip Number 66976M8xx

PROSPECTUS




                       NEW PROVIDENCE CAPITAL GROWTH FUND
                                 A No Load Fund


The investment objective of the New Providence Capital Growth Fund (the "Fund") is to provide shareholders with maximum capital growth, consisting of any combination of capital appreciation, both realized and unrealized. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a portfolio of equity securities traded on domestic U.S. exchanges or on over-the-counter markets. While there is no assurance that the Fund will achieve its particular investment objective, it endeavors to do so by following the investment policies described herein. The Fund has a net asset value that will fluctuate in accordance with the value of its portfolio securities. An investor may invest, reinvest or redeem shares at any time.



                               INVESTMENT ADVISOR

                    New Providence Capital Management, L.L.C.
                        2859 Paces Ferry Road, Suite 2125
                             Atlanta, Georgia 30339

The Fund is a no load diversified series of the New Providence Investment Trust (the "Trust"), a registered open-end management investment company. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. You may request the Statement of Additional Information, which is incorporated in this Prospectus by reference, by writing the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 1-800-773-3863. The SEC also maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.



Investment in the Fund involves risks, including the possible loss of principal. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus and the Statement of Additional Information is September **, 1997.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY........................................................ 2

FEE TABLE................................................................. 3

INVESTMENT OBJECTIVE AND POLICIES......................................... 4

RISK FACTORS.............................................................. 9

INVESTMENT LIMITATIONS................................................... 10

FEDERAL INCOME TAXES..................................................... 11

DIVIDENDS AND DISTRIBUTIONS.............................................. 11

HOW SHARES ARE VALUED.................................................... 12

HOW SHARES MAY BE PURCHASED.............................................. 12

HOW SHARES MAY BE REDEEMED............................................... 17

MANAGEMENT OF THE FUND................................................... 18

OTHER INFORMATION........................................................ 20


This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance by the fund and are not binding until confirmed or accepted in writing.

                               PROSPECTUS SUMMARY


The Fund. The New Providence Capital Growth Fund (the "Fund") is a no load diversified series of the New Providence Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. See "Other Information - Description of Shares."

Offering Price. Shares of the Fund are offered at net asset value without a sales charge. The minimum initial investment is $2,500 ($1,000 for IRAs and Keogh Plans). The minimum subsequent investment is $250 ($100 for those participating in the Automatic Investment Plan). See "How Shares May be Purchased."

Investment Objective and Policies. The investment objective of the Fund is to seek capital appreciation, consisting of both realized and unrealized capital gains. Current income is of secondary importance. The Fund will seek to achieve this objective by normally remaining fully invested in a portfolio of equity securities. Money market, and other short-term instruments will generally comprise less than 10% of the portfolio. See "Investment Objective and Policies." The Fund is not intended to be a complete investment program, and there can be no assurance that the Fund will achieve its investment objective.

Special Risk Considerations. While the Fund will invest primarily in common stocks traded in U.S. securities markets, some of the Fund's investments may include foreign securities (in the form traded on domestic U.S. exchanges), illiquid securities, and securities purchased subject to a repurchase agreement or on a "when issued" basis, which involve certain risks. The Fund may borrow only under certain limited conditions (included to meet redemption requests) and not to purchase securities. It is not the intent of the Fund to borrow except for temporary cash requirements . Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Fund's net asset value until repaid. See "Risk Factors."

Manager. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, New Providence Capital Management, L.L.C. of Atlanta, Georgia (the "Advisor"), manages the Fund investments. The Advisor currently manages approximately $85 million in assets. For its advisory services, the Advisor receives a monthly fee, based on the Fund's average daily net assets, at the annual rate of 0.75% of the first $500 million of net assets and 0.65% of all assets over $500 million. John K. Donaldson controls the Advisor. Mr. Donaldson also controls the Distributor. See "Management of the Fund - The Advisor."

Dividends. Income dividends, if any, are generally paid quarterly; capital gains, if any, are generally distributed at least once each year. Dividends and capital gains distributions are automatically reinvested in additional shares of the Fund at net asset value unless the shareholder elects to receive cash. See "Dividends and Distributions."

Distributor and Distribution Fee. Donaldson & Co., Incorporated (the "Distributor") serves as distributor of shares of the Fund. Under the Fund's Distribution Plan, expenditures by the Fund for distribution activities and service fees may not exceed 0.25% of the Fund's average net assets annually. See "How Shares May Be Purchased - Distribution Plan."

Redemption of Shares. There is no charge for redemptions other than possible charges associated with wire transfers of redemption proceeds. Shares may be redeemed at any time at the net asset value next determined after receipt of a redemption request by the Fund. A shareholder that submits appropriate written authorization may redeem shares by telephone. See "How Shares May Be Redeemed."

                                    FEE TABLE

The following table sets forth certain information in connection with the expenses of the Fund anticipated for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by the Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.

                        Shareholder Transaction Expenses

 Maximum sales load imposed on purchases
   (as a percentage of offering price)................................None
 Maximum sales load imposed on reinvested dividends...................None
 Maximum deferred sales load..........................................None
 Redemption fees*.....................................................None
 Exchange fee.........................................................None

* The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wiring redemption proceeds. The Custodian currently charges the Fund $7.00 per transaction for wiring redemption proceeds.


                         Annual Fund Operating Expenses
                  After Fee Waivers and Expense Reimbursements
                     (as a percentage of average net assets)

Management Fees......................................................0.75%1
12b-1 Fees...........................................................0.25%2
Total Other Expenses.................................................0.75%1
Total Fund Operating Expenses........................................1.75%1

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Institutional Shares of the Fund, whether or not you redeem at the end of the period, and assuming a 5% annual return:

                                 1 Year      3 Years
                               -----------------------
                                   $18         $56

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1 The "Total Fund Operating Expenses" shown above are based upon contractual amounts and other operating expenses estimated to be incurred by the Fund for the current fiscal year. The Advisor has voluntarily agreed to a reduction in the fees payable to it and to reimburse expenses of the Fund, if necessary, in an amount that limits "Total Fund Operating Expenses" (other than taxes, brokerage fees and commissions, and extraordinary expenses) to not more than 1.75% of the Fund's average daily net assets. There can be no assurance that the Advisor's voluntary fee waivers and expense reimbursements will continue in the future.

2 The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Fund may pay certain distribution expenses and service fees up to 0.25% of the Fund's average net assets annually. See "How Shares May Be Purchased - Distribution Plan" below.

See "How Shares May Be Purchased" and "Management of the Fund" below for more information about the fees and costs of operating the Fund. The assumed 5% annual return in the example is required by the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund; the actual rate of return for the Fund may be greater or less than 5%. Further information about the performance of the Fund will be contained in the Annual Report of the Fund, a copy of which, when available, may be obtained at no charge by calling the Fund.



                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The investment objective of the Fund is to provide shareholders with long-term capital appreciation, consisting of both realized and unrealized capital gains. Current income is of secondary importance. While there is no guarantee that the Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described herein. The Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Fund's shareholders.

Investment Policies. The Fund strives to achieve its investment objective by investing primarily in equity securities traded on domestic U.S. exchanges or on the over-the-counter markets. Cash, money market instruments and other short-term instruments will generally comprise less than 10% of the portfolio. The Fund's portfolio will generally include a limited number of equity securities of those companies that, in the opinion of the Advisor, offer superior prospects for growth.

In selecting portfolio companies, the Advisor relies heavily on both quantitative and fundamental analysis, focused primarily on quality earnings growth at a reasonable price. The Advisor begins the process by `screening' the universe of equity securities to be considered for the portfolio. This universe comprises approximately 1,700 equities with a history of positive earnings' characteristics, and with minimum market capitalization of approximately $500 million. The initial universe closely approximates the universe followed by Value Line. Using a quantitative earnings and momentum ranking model, the Advisor screens the universe to identify the most attractive 5%-7% of those stocks with attributes of successful long-term growth, such as long-term earnings growth consistency, positive earnings surprises, upward earnings estimate revisions and accelerating sales and earnings growth.

The resulting universe of 80-120 stocks is subjected to fundamental analysis, including research obtained from Wall Street firms. Such fundamental analysis typically includes, but is not limited to, qualitative assessments of company management, projected earnings per share growth, projected company revenue growth, and projected price to earnings ratio. As a result of this `screen', approximately 2.5% of the original universe are selected for further analysis. Of these remaining companies, the Advisor attempts to identify the most attractive 20-30 stocks using what can best be described as `common sense valuation', focusing substantially on price to future expected earnings, price to current earnings, price to sales and price to cash flow.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     a) the anticipated price appreciation has been achieved or is no longer probable;

     b) the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;

     c)   general   market   expectations   regarding   the   company's   future
          performance, as reflected by the security's market price, exceed those expectations held by the Advisor;

     d) alternative investments offer, in the view of the Advisor, superior potential for appreciation.

The equity securities in which the Fund may invest will generally be comprised of common stocks traded on domestic U.S. exchanges or on the over-the-counter markets. The Fund may also invest in preferred stock, convertible preferred stock, convertible bonds, and other equity equivalents.

Cash, money market and other short-term instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund.

Under normal market conditions the portfolio allocation range for the Fund will be:
         ---------------------------------------------------------------
                                                     % of Total Assets
         ---------------------------------------------------------------
         Equity securities                                90 - 100%
         Cash, money market, and
         other short-term instruments                      0 - 10%

Under certain conditions, the Advisor may choose to temporarily invest up to 100% of the Fund's assets in cash and cash equivalents, investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive position, when the Advisor determines that market conditions warrant such investments. When the Fund invests in these investments as a temporary defensive measure, it is not pursuing its stated investment objective.

Money Market Instruments. Money market instruments may be purchased when the Advisor believes interest rates are rising, the prospect for capital appreciation in the equity and longer term fixed income securities' markets are not attractive, or when the "yield curve" favors short-term fixed income instruments versus longer term fixed income instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's assets may be so invested.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the 1940 Act.

Foreign Securities. The Fund may invest in the securities of foreign private issuers. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will limit foreign investments to those traded on domestic U.S. exchanges, including American Depository Receipts ("ADRs"). The prices of such securities are denominated in U.S. dollars. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will generally limit such investments to foreign securities traded on foreign securities exchanges.


Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent that a Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities they may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 10% of its assets in real estate securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Fund and the specific securities and investment techniques that may be employed by the Fund, including the risks associated with repurchase agreements and foreign securities. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Fluctuations in Value. To the extent that the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Because there is risk in any investment, there can be no assurance that the Fund will achieve its investment objective.

Portfolio Turnover. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gains tax consequences. The Fund's portfolio turnover rate is not expected to exceed 150% per year.

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on the portfolio's net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any further investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. The Fund may not invest in restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and to maintain in a segregated account until the settlement date cash, U.S. Government Securities, or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date; this risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

To limit the Fund's exposure to risk, the Fund has adopted certain fundamental investment limitations. Some of these restrictions are that the Fund will not:
(1) issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) to meet redemption requests which might otherwise require untimely disposition of portfolio securities in amounts not exceeding 15% of its total assets (the Fund will not make any investments if borrowing exceeds 5% of its total assets); (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other not readily marketable securities, are limited to 10% of the Fund's net assets),money market instruments, and other debt securities;
(3) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; (4) purchase foreign securities other than those traded on domestic U.S. exchanges; (5) with respect to 75% of its total assets, invest more than 5% of its total assets at cost in the securities of any one issuer nor hold more than 10% of the voting stock of any issuer; and (6) write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, or purchase or sell commodities, commodity contracts, futures contracts, or related options. Investment restrictions (1), (5), and (6) are fundamental investment limitations that cannot be altered without the prior approval of a majority of the Fund's shareholders. The other investment restrictions listed above are non-fundamental and can be changed without shareholder approval. See "Investment Limitations" in the Fund's Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that the Fund's investment objectives can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in the Fund's Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation.
                              FEDERAL INCOME TAXES

Taxation  of the Fund.  The  Internal  Revenue  Code of 1986,  as  amended  (the
"Code"), treats each series in the Trust as a separate regulated investment company. Each series of the Trust (the Fund, and any additional Fund or Funds that may be added at a later date) intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Fund will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each series of the Trust, including the Fund, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar year basis, and capital gain net income, using an October 31 year-end measuring period. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Fund or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. Capital gain distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Fund shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund).

The Trust will inform shareholders of the Fund of the source of its dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of the Fund has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income, if any, in the form of dividends. The Fund will generally pay income dividends, if any, quarterly, and will generally distribute net realized capital gains, if any, at least annually.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the same Fund at the net asset value per share next determined. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. That request must be received by the Fund prior to the record date to be effective as to the next dividend. If cash payment is requested, checks will be mailed within five business days after the last day of each quarter or the Fund's fiscal year end, as applicable. Each shareholder of the Fund will receive a quarterly summary of his or her account, including information as to reinvested dividends from the Fund. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Fund.

In order to satisfy certain requirements of the Code, the Fund may declare special year-end dividend and capital gains distribution during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

                              HOW SHARES ARE VALUED

Net asset value for each share of the Fund is determined at 4:00 p.m., New York time, Monday through Friday, except on business holidays when the New York Stock Exchange is closed. The net asset value of the shares of the Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments and other assets, less all of its liabilities, divided by the number of its outstanding shares.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained from the Fund by calling 1-800-773-3863, or by writing to the Fund at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Fund. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper form as indicated herein.

The minimum initial investment is $2,500 ($1,000 for IRAs and Keogh Plans). The minimum subsequent investment is $250. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Regular Mail Orders. Please complete and sign the Fund Shares Application accompanying this Prospectus and mail it, with your check made payable to the Fund, to:

                    New Providence Capital Growth Fund
                    c/o North Carolina Shareholder Services
                    107 North Washington Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

Applications must contain social security and Taxpayer Identification Numbers ("TINs"). If you have applied for a social security or TIN at the time of completing your account application, the application should so indicate. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding TINs are met.

Bank Wire Orders. Investments can be made directly by bank wire. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise it of the investment, the dollar amount of the investment, and the account identification number. This notification will ensure prompt and accurate handling of your investment. Please have your bank use the following wire instructions to purchase by wire:

                First Union National Bank of North Carolina
                Charlotte, North Carolina
                ABA # 053000219
                For the New  Providence  Capital  Growth Fund
                Acct #  2000001068078  For further  credit to
                (shareholder's name and SS# or EIN#)

It is important that the wire message contain all the relevant information and that the Fund receive prior telephone notification to ensure proper credit. Upon opening an account by wire order, you must, as soon as possible, complete and mail your Fund Shares Application to the Fund as described under "Regular Mail Orders" above. Investors should be aware that some banks might impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders become effective, and shares are purchased at, the next determined net asset value per share after an investment has been received by the Fund, which is as of 4:00 p.m., New York time, Monday through Friday, exclusive of business holidays. Orders received by a Fund and effective prior to such 4:00 p.m. time will purchase shares at the net asset value determined at that time. Otherwise, your order will purchase shares as of such 4:00 p.m. time on the next business day. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Fund. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.


If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Trust will charge $20. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any fund of the Trust already owned by any purchaser whose order is cancelled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances the Fund, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Fund is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Fund, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Distribution Plan. Donaldson & Co., Incorporated., 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339 (the "Distributor"), is the national distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others. John K. Donaldson, a Trustee of the Trust and an officer of the Fund, controls the Distributor and the Advisor.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Fund may reimburse any expenditures to finance any activity primarily intended to result in sale of the shares of the Fund or the servicing of shareholder accounts, including, but not limited to, the following: (i) payments to the Distributor, securities dealers, and others for the sale of shares of the Fund; (ii) payment of compensation to and expenses of personnel who engage in or support distribution of shares of the Fund or who render shareholder support services not otherwise provided by the Transfer Agent, Administrator, or Custodian; and (iii) formulation and implementation of marketing and promotional activities. The Board of Trustees of the Trust approves the categories of expenses for which reimbursement is made. Expenditures by the Fund pursuant to the Plan are accrued based on the Fund's average daily net assets and may not exceed 0.25% of the Fund's average net assets for each year elapsed subsequent to adoption of the Plan. Such expenditures paid as service fees to any person who sells Fund shares may not exceed 0.25% of the Fund's average annual net asset value of such shares.

The Plan for the Fund may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. The Board of Trustees must approve the continuation of the Plan annually. At least quarterly the Board of Trustees must review a written report of amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Exchange Feature. Investors will have the privilege of exchanging shares of a Fund for shares of any other series of the Trust established by the Advisor. An exchange is a taxable transaction that involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received plus applicable sales charge, if any. Each series of the Trust will have a different investment objective, which may be of interest to investors in each series. Shares of a Fund may be exchanged for shares of any other series of the Trust affiliated with the Advisor at the net asset value plus the percentage difference between that series' sales charge and any sales charge, if any, previously paid in connection with the shares being exchanged. Investors in states where shares of the other series are qualified for sale may only make exchanges. An investor may direct a Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the Fund or other series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Advisor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders.

A shareholder should consider the investment objectives and policies of any other series into which the shareholder will be making an exchange, as described in the prospectus for that other series. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of the Fund may be redeemed (the Fund will repurchase them from shareholders) by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Fund, whether by mail or telephone, prior to 4:00 p.m. New York time, Monday through Friday, except for business holidays, will redeem shares at the net asset value determined at that time. Otherwise, your order will redeem shares as of such 4:00 p.m. time on the next business day. There is no charge for redemptions from the Fund other than possible charges for wiring redemption proceeds. You may also redeem your shares through a broker-dealer or other institution, which may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $1,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account net asset value up to $1,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-773-3863, or write to the address shown below.

Regular Mail Redemptions. Your request should be addressed to the New Providence Capital Growth Fund, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption must include:

1) Your letter of instruction specifying the Fund, the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   Any required signature guarantees (see "Signature Guarantees" below); and

3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Telephone and Bank Wire Redemptions. The Fund offers shareholders the option of redeeming shares by telephone under certain limited conditions. A Fund will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

A Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-972-1908). The confirmation instructions must include:

1)    Designation of the Fund name;

2)    Shareholder names and account number;

3)    Number of shares or dollar amount to be redeemed;

4)   Instructions for transmittal of redemption fund to the shareholder; and

5) Shareholder signature as it appears on the application then on file with the Fund.

The net asset  value used in  processing  the  redemption  will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days on which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. (See "Signature Guarantees" below). The Fund reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Fund believes it to be in the best interest of the shareholders to do so. During drastic economic and market conditions, telephone redemption privileges may be difficult to implement.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges by the Custodian for wire redemptions. The Custodian currently charges $7.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated address of record.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and, if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of a Fund valued at $2,500 or more at current net asset value may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. Call or write the Fund for an application form. See the Statement of Additional Information for further details.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through your initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is a no load diversified series of New Providence Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust on July 9, 1997. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management - Trustees and Officers." The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Fund's day-to-day operations.

The Advisor. Subject to the authority of the Board of Trustees, New Providence Capital Management, L.L.C. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust.

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. John
K. Donaldson controls the Advisor, which was established as a Georgia corporation in 1996. The Advisor currently serves as investment advisor to approximately $85 million in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation. The Advisor's address is 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339.

Compensation of the Advisor, based upon the Fund's average daily net assets, is at the annual rate of 0.75% of the first $500 million of net assets and 0.65% of all assets over $500 million. The Advisor may periodically voluntarily waive or reduce its advisory fee to increase the net income of the Fund.

The Advisor supervises and implements the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (such as the Distributor) if the Advisor believes it can obtain the best execution of transactions from such broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

An Investment Committee of the Advisor consisting of Mr. Donaldson (control member of the Advisor), Kyle A. Tomlin and Shannon D. Coogle is responsible for day-to-day management of the Fund's portfolio. Messrs. Donaldson and Tomlin have been with the Advisor since its inception.

Administrator. The Nottingham Company (the "Administrator") serves as the Fund's administrator. The Administrator, subject to the authority of the Board of Trustees, provides administrative services to and is generally responsible for the overall management and day-to-day administrative operations of the Fund, pursuant to an administration agreement with the Trust.

The Administrator, which was established as a North Carolina corporation in 1988, has been operating (with affiliates) as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

The Administrator, whose address is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, provides the Fund with office space and facilities; provides certain executive personnel to the Fund; maintains the Fund's accounting records; computes daily the Fund's net asset value; supervises the preparation of tax returns, financial reports, prospectuses, and proxy statements; and monitors compliance with certain recordkeeping and regulatory requirements.

Compensation of the Administrator, based upon the average daily net assets of the Fund, is at the annual rate of 0.125% on the first $50 million of the Fund's net assets; 0.10% on the next $50 million; and 0.075% on all assets over $100 million. In addition, the Administrator currently receives a monthly fee of $2,250 for accounting and recordkeeping services for the Fund. The Administrator charges $15 per shareholder per year with a minimum of $750 per month for transfer agency and shareholder services. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum annual fee of $50,000 for all of its fees taken in the aggregate, analyzed monthly.

Transfer Agent. NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend disbursing, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust.

The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member.

The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

The Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as Custodian of the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties. The Advisor, Administrator, Transfer Agent, Distributor, or interested persons thereof, may have banking relationships with the Custodian.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust, such as the Fund, will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on July 9, 1997 under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares. The Trust currently has the number of authorized series of shares, including the Fund, described in the Statement of Additional Information under "Description of the Trust." Pursuant to its authority under the Declaration of Trust, the Board of Trustees has authorized the issuance of an unlimited number of shares representing equal pro rata interests in the Fund.

When issued, the shares of each series of the Trust, such as the Fund, will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

The Trust's shareholders will vote in the aggregate and not by series (fund) or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, such as the Fund, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series or class are entitled to vote on matters affecting only that series or class. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts's law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions that are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. The Fund will send to its shareholders Annual and Semi-Annual Reports; the financial statements appearing in Annual Reports for the Fund will be audited by independent accountants. In addition, the Fund will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding the Fund may be directed in writing to 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 1-800-773-3863.

Calculation of Performance Data. From time to time the Fund may advertise its average annual total return. The "average annual total return" refers to the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data other than average annual total return. This data shows as a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Such other total return data may be quoted for the same or different periods as those for which average annual total return is quoted. This data may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in a Fund for various periods.

The total return of a Fund could be increased to the extent the Advisor may waive all or a portion of its fees or may reimburse all or a portion of the Fund's expenses. Total return figures are based on the historical performance of the Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Fund's quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

                       NEW PROVIDENCE CAPITAL GROWTH FUND
                                 A No Load Fund


                                   PROSPECTUS


                                September *, 1997


                       New Providence Capital Growth Fund
                           105 North Washington Street
                               Post Office Box 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-773-3863

                               Investment Advisor
                    New Providence Capital Management, L.L.C.
                        2859 Paces Ferry Road, Suite 2125
                             Atlanta, Georgia 30339

                         Administrator & Fund Accountant
                             The Nottingham Company
                           105 North Washington Street
                               Post Office Box 69
                     Rocky Mount, North Carolina 27802-0069

                 Transfer Agent and Shareholder Servicing Agent
                    North Carolina Shareholder Services, LLC
                           107 North Washington Street
                              Post Office Box 4365
                           Rocky Mount, North Carolina
                                 1-800-773-3863

                                    Custodian
                   First Union National Bank of North Carolina
                             Two First Union Center
                      Charlotte, North Carolina 28288-1151

                                   Distributor
                          Donaldson & Co., Incorporated
                        2859 Paces Ferry Road, Suite 2125
                                Atlanta, Georgia

                              Independent Auditors
                              Deloitte & Touche LLP
                               2500 One PPG Place
                       Pittsburgh, Pennsylvania 15222-5401

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION



                       NEW PROVIDENCE CAPITAL GROWTH FUND


                                ____________, 1997

                                   A series of
                         NEW PROVIDENCE INVESTMENT TRUST
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-4365
                            Telephone 1-800-773-3863


                                Table of Contents

INVESTMENT OBJECTIVE AND POLICIES..................................... 2

INVESTMENT LIMITATIONS................................................ 3

MANAGEMENT............................................................ 4

ADDITIONAL INFORMATION ON PERFORMANCE................................. 6

PORTFOLIO TRANSACTIONS................................................ 8

SPECIAL SHAREHOLDER SERVICES.......................................... 9

PURCHASE OF SHARES................................................... 11

REDEMPTION OF SHARES................................................. 11

NET ASSET VALUE...................................................... 11

ADDITIONAL TAX INFORMATION........................................... 11

CAPITAL SHARES AND VOTING............................................ 13

CUSTODIAN............................................................ 13

INDEPENDENT AUDITORS................................................. 14

APPENDIX A - DESCRIPTION OF RATINGS.................................. 15


This Statement of Additional Information (the "Additional Statement") is meant to be read in conjunction with the Prospectus dated the same date as this Additional Statement, September **, 1997, and is incorporated by reference in its entirety into the Prospectus. Because this Additional Statement is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectuses may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. This Additional Statement is not a prospectus but is incorporated by reference in each Prospectus in its entirety. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective and policies of the Fund are described in the Prospectus for the Fund. Supplemental information about these policies is set forth below. The Fund has no prior operating history.

Repurchase Agreements. The Fund may acquire U.S. Government obligations or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement, which will cause more than 10% of its net assets to be invested in repurchase agreements, which extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings' power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Forward Commitment & When-Issued Securities The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:



1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3. Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies, and instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

9. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities;

5. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; or

6.   Purchase  foreign  securities  other than  those  traded on  domestic  U.S.
     exchanges.

                                   MANAGEMENT

Trustees and Officers. Following are the Trustees and Officers of the New Providence Investment Trust (the "Trust"), their age, their present position with the Trust or the Fund, and their principal occupation during the past five years. An asterisk indicates those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor (*).


Name, Age, Position(s) with                                Principal Occupation(s)
Fund and/or Trust, and Address                             During Past 5 Years
------------------------------                             -------------------

Keith O. Cowan, 41                                         Corporate Development Officer
Trustee                                                    BellSouth Corporation
1155 Peachtree Street, N.E. Suite 1710                     Atlanta, Georgia
Atlanta, Georgia 30309-3610                                since 1996; previously
                                                           Partner, Alston & Bird
                                                           1982-1996

John K. Donaldson, 56                                      President & Chief Investment Officer
Trustee , President & Chairman*                            New Providence Capital Management, L.L.C.
2859 Paces Ferry Road, Suite 2125                          (Advisor to the Fund)
Atlanta, Georgia 30339                                     Atlanta, Georgia,
                                                           since 1996;
                                                           President
                                                           Donaldson & Co., Incorporated
                                                           Atlanta, Georgia, since 1984

Kyle A. Tomlin, 27                                         New Providence Capital Management, L.L.C.
Portfolio Manager                                          Portfolio Management
2859 Paces Ferry Road, Suite 2125                          Atlanta, Georgia
Atlanta, Georgia 30339                                       since 1997;
                                                           Donaldson & Co., Incorporated
                                                           Atlanta, Georgia 1994-1997; previously
                                                           SEI Corporation
                                                           Wayne, Pennsylvania 1993-1994

Shannon D. Coogle, 29                                      New Providence Capital Management, L.L.C.
Research Analyst                                           Research / Client Services
2859 Paces Ferry Road, Suite 2125                          Atlanta, Georgia
Atlanta, Georgia 30339                                       since 1997; previously
                                                           J.O. Patterson & Company
                                                           Atlanta, Georgia 1991-1994

J. Hope Reese, 36                                          Comptroller
Treasurer                                                  The Nottingham Company
105 North Washington Street                                (Administrator to the Fund)
Rocky Mount, North Carolina 27802                          Rocky Mount, North Carolina,
                                                              since 1995; previously
                                                           Cash Manager
                                                           Law Companies Group
                                                           Atlanta, Georgia,
                                                              since 1993; previously
                                                           Financial Manager
                                                           MGR Food Services
                                                           Atlanta, Georgia,

C. Frank Watson, III, 26                                   Vice President
Secretary                                                  The Nottingham Company
105 North Washington Street                                (Administrator to the Fund)
Rocky Mount, North Carolina 27802                          Rocky Mount, North Carolina,


Compensation. Trustees and Officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust will also reimburse each Trustee for his or her travel and other expenses relating to attendance at such meetings.

Investment Advisor. Information about New Providence Capital Management, L.L.C. (the "Advisor"), 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339, and its duties and compensation as Advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is effective for a two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor will receive a monthly management fee equal to an annual rate of 0.75% of the first $500 million of the Fund's net assets, and 0.65% of all assets over $500 million.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

John K. Donaldson controls the Advisor. Mr. Donaldson also controls the Distributor.

Administrator and Transfer Agent. The Trust has entered into a Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Compensation of the Administrator, based upon the average daily net assets of the Fund, is at the annual rate of 0.125% on the first $50 million of the Fund's net assets; 0.10% on the next $50 million; and 0.075% on all assets over $100 million. In addition, the Administrator currently receives a monthly fee of $2,250 for accounting and recordkeeping services for the Fund. The Administrator charges $15 per shareholder per year with a minimum of $750 per month for transfer agency and shareholder services. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum annual fee of $50,000 for all of its fees taken in the aggregate, analyzed monthly.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

With the approval of the Trust, the Administrator has contracted with North Carolina Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Distributor. Donaldson & Co., Incorporated (the "Distributor") is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust. The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund.

John K. Donaldson, affiliated person of the Fund, is also an affiliated person of the Advisor and the Distributor.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act (see "How Shares May Be Purchased - Distribution Plan" in the Prospectus). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Board of Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The Board of Trustees must consider the continuation of the Plan annually.

Under the Plan the Fund may expend up to 0.25% of the Fund's average daily net assets annually to finance any activity primarily intended to result in the sale of Shares and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells Shares may not exceed 0.25% of the Shares' average annual net asset value.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =       average annual total return.
               ERV =       ending  redeemable  value at the end of the  period
                           covered by the  computation of a hypothetical  $1,000
                           payment made at the beginning of the period.
                 P =       hypothetical initial payment of $1,000 from which the
                           maximum sales load is deducted.
                 n =       period covered by the computation, expressed in terms
                           of years.

The Fund may also compute the aggregate total return of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also measure its performance against the Lipper Growth Fund Index, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($25 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $2,500 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

                       New Providence Capital Growth Fund
                     c/o North Carolina Shareholder Services
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m. New York time will be executed at the price computed as of 4:00 p.m. on the date of receipt, and an order received after 4:00 p.m. New York time will be executed at the price computed as of that time on the next business day.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "NYSE") is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission"); (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the Commission may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectus under "How to Redeem Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                                 NET ASSET VALUE

The net asset value per share of the Fund is determined at 4:00 p.m., New York time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Code. The Fund intends to qualify and to remain qualified as a regulated investment company. To so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends; interest; payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies; and other income derived with respect to the Fund's business of investing in such stock, securities, or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

Another requirement for qualification as a regulated investment company under the Code is that less than 30% of the Fund's gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (l) stock and securities (as defined in Section 2(a) (36) of the 1940 Act); (2) options, futures, and forward contracts other than those on foreign currencies; or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities). Interest (including original issue discount and, with respect to certain debt securities, accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Under current tax law, certain types of expenses incurred by the Fund must be proportionately allocated as additional income to shareholders. As a result, the amounts reportable by the Fund as taxable income, if any, may exceed the dividends actually paid. Such proportionate allocation of Fund expenses, if any, will be identified when tax information is distributed by the Fund. The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.

                            CAPITAL SHARES AND VOTING

The Trust's Declaration of Trust currently authorizes the issuance of shares in one series: the New Providence Capital Growth Fund. Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders. Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

                                    CUSTODIAN

First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.


                              INDEPENDENT AUDITORS

The Board of Trustees of the Trust has selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.


                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund will normally be at least 90% invested in equities. As a temporary defensive position, however, when the Advisor determines that market conditions warrant such investments, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment-Grade Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the Fund may invest in money market instruments as described in the Prospectus. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Group. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and to repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and to repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and to repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and to repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc., ("Moody's") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper-medium-grade obligation. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt which is rated Baa is considered as a medium-grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and, in fact, has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A, and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

The Advisor does not consider bonds that are rated Ba, B, Caa, Ca, or C by Moody's "Investment-Grade Debt Securities". Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds that are rated Caa are of poor standing. Such securities may be in default, or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable-rate, demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B, and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1, and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc., ("Fitch") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and to repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and to repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B, and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments, and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                     PART C

                         NEW PROVIDENCE INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 24.   Financial Statements and Exhibits

          a)   Financial Statements: To be filed by amendment.

          b)   Exhibits:

(1)  Declaration of Trust of Registrant - Enclosed Exhibit 1

(2)  By-Laws - Enclosed Exhibit 2

(3)  Not applicable

(4) Not applicable - the series of the Registrant do not issue certificates (see Exhibit 1 and 2 for the relevant portions of the Declaration of Trust and By-Laws)

(5) Form of Investment Advisory Agreement between the Registrant and New Providence Capital Management, L.L.C., as Advisor-Enclosed Exhibit 5

(6) Form of Distribution Agreement between the Registrant and Donaldson & Co., Inc., as distributor-Enclosed Exhibit 6

(7)  Not applicable

(8) Form of Custody Agreement between the Registrant and First Union National Bank of North Carolina, as Custodian - Enclosed Exhibit 8

(9) Form of Fund Accounting, Dividend Disbursing and Transfer Agent and Administration Agreement Between the Registrant and The Nottingham Company, as administrator.-Enclosed Exhibit 9

(10) Opinion and Consent of Counsel - To be filed by amendment.

(11) Consent of Auditors - To be filed by amendment.

(12) Not Applicable

(13) Form of Initial Share Purchase Agreement - To be filed by amendment

(14) Not applicable

(15) Form of Distribution Plan-Enclosed Exhibit 15

(16) Computation of Performance - To be filed by amendment

(17) Financial Data Schedule - To be filed by amendment

(18) Not applicable

(19) Copies of Powers of Attorney - To be filed by amendment

ITEM 25.   Persons Controlled by or Under Common Control with Registrant

           Not applicable

ITEM 26.   Number of Holders of Securities


                                                                  Number of
           Title of Class                                    Record Holders

           New Providence Capital Growth Fund.............................1

ITEM 27.   Indemnification

             The Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

             The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

             No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

             The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

             Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

                 This  indemnification  will  be  provided  with  respect  to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of
             Article XIV of the Registrant's Bylaws.

ITEM 28.   Business and other Connections of Investment Advisor

                 See the Statement of Additional  Information  section  entitled
             "Management" of the Fund and the Investment Advisor's Form ADV filed with the Commission for the activities and affiliations of the officers and directors of the Investment Advisor of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 29.   Principal Underwriter

          (a) Donaldson & Co., Inc. is underwriter and distributor for The New Providence Capital Growth Fund,

Name and Principal           Position(s) and Offices    Position(s) and Offices
Business Address             with Underwriter           with Registrant

John K. Donaldson,           President                  Trustee, President and
2859 Paces Ferry Road                                   Chairman
Suite 2125
Atlanta, Georgia




ITEM 30.   Location of Accounts and Records

             All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Company, Fund Accountant and Administrator, North Carolina Shareholder Services, Transfer Agent to the Registrant,. or by New Providence Capital Management, L.L.C., the Advisor to the Registrant.

              The  address of The  Nottingham  Company  is 105 North  Washington
             Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of North Carolina Shareholder Services is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of New Providence Capital Management, L.L.C. is 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339 . The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151.

ITEM 31.   Management Services

           Not Applicable

ITEM 32.   Undertakings

The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, financial statements that need not be certified, within four to six months following the effective date of this Registration Statement.

The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

A copy of the Declaration of Trust for New Providence Investment Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustee as trustee and not individually and the obligations of or arising out of this Registrations Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on the 16th day of July 1997.

NEW PROVIDENCE  INVESTMENT TRUST

      /s/ Frank P. Meadows III
      ----------------------------------
By:   Frank P. Meadows  III
      Trustee and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Frank P. Meadows III
-----------------------------------------------------------------
Frank P. Meadows III, Trustee



Dated: July 16, 1997

                         NEW PROVIDENCE INVESTMENT TRUST
                                  EXHIBIT INDEX


EXHIBIT NUMBER            DESCRIPTION

EXHIBIT 1                 DECLARATION OF TRUST
EXHIBIT 2                 BY-LAWS
EXHIBIT 5                 INVESTMENT ADVISORY AGREEMENT
EXHIBIT 6                 DISTRIBUTION AGREEMENT
EXHIBIT 8                 CUSTODY AGREEMENT
EXHIBIT 9                 ADMINISTRATION AGREEMENT
EXHIBIT 15                DISTRIBUTION PLAN